Notes Payable (Details Narrative)				3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jan. 08, 2018 USD ($)	Dec. 22, 2017 USD ($)	May 05, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Aug. 25, 2017 USD ($)	Dec. 31, 2017 USD ($) Integer	Dec. 31, 2016 USD ($)	Dec. 20, 2017 USD ($)	May 12, 2016 USD ($)
Loan interest rate								8.00%	8.00%
Repaid of loan amount	$ 2,687	$ 2,687	$ 850			$ 2,687			$ 17,253
Gain on debt extinguishment					$ 50		$ 50		$ 50
Due to related parties								$ 16,403				$ 5,000
Accrued interest	$ 0										$ 879
Number of debt holders | Integer									3
Notes payable		$ 2,687							$ 2,687	$ 800
Notes Payable 1 [Member]
Debt instrument borrowed amount									100
Notes Payable 2 [Member]
Debt instrument borrowed amount									$ 800